Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

3. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024	September 30, 2023
Compensation and benefits	$189,095	$2,091,196
Research and development	753,497	913,145
Professional fees	204,344	224,031
Other	2,556	2,550
	$1,149,492	$3,230,922

During the first quarter of 2024, the Company cancelled accrued but unpaid bonuses that had been awarded for fiscal years 2022 and 2023, which has been accounted for as a change in estimate. The cancellation of bonuses reduced research and development expenses by $1.0 million and general and administrative expenses by $0.9 million for the nine months ended June 30, 2024.

3. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,
	2023	2022
Compensation and benefits	$2,091,196	$1,218,530
Research and development	913,145	1,593,922
Professional fees	224,031	378,890
Other	2,550	2,630
	$3,230,922	$3,193,972